Cover	May 05, 2020	May 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2020
Entity File Number	1-12709
Entity Registrant Name	Tompkins Financial Corporation
Entity Central Index Key	0001005817
Entity Tax Identification Number	16-1482357
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One		118 E. Seneca Street
Entity Address, Address Line Two		PO Box 460
Entity Address, City or Town		Ithaca
Entity Address, State or Province		NY
Entity Address, Postal Zip Code	14851
City Area Code		(607)
Local Phone Number		273-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	TMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false